Property, Equipment And Software - Summary of Property Equipment And Software (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, equipment and software	¥ 216,901	$ 32,383	¥ 198,613
Less: accumulated depreciation and amortization	(108,654)	(16,222)	(74,795)
Property, equipment and software, net	108,247	16,161	123,818
Machinery and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software	108,226	16,158	100,693
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software	97,303	14,527	85,177
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software	159	24	5,149
Vehicles
Property, Plant and Equipment [Line Items]
Total property, equipment and software	1,066	159	1,066
Others [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software	¥ 10,147	$ 1,515	¥ 6,528